Income Taxes (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Income tax expense	$ (17,899)	$ 1,728	$ 5,260	$ 15,233	$ 68,426	$ (1,642,901)
Income tax expense discontinuing operations	$ 2,756	$ 2,756	$ 3,335	$ 2,756
Effective income tax rate, percentage	(1.82%)	(0.17%)	0.49%	0.27%	(0.47%)	2.77%
Federal statutory income tax rate, percentage	21.00%			21.00%	21.00%	21.00%
Other Income Tax Expense (Benefit), Continuing Operations	$ (17,899)	$ 1,728
Deferred tax assets					$ 142,325
Operating loss carryforwards, not subject to expiration					$ 24,795,511
Uncertain tax positions expected to reverse dyration					12 months
Tax Year 2030 [Member]
Operating loss carryforwards					$ 3,573,000
Tax Year 2017 [Member]
Percentage of allowable deduction of taxable income					80.00%
Federal [Member]
Operating loss carryforwards					$ 28,368,511	$ 15,436,000
Income Tax Jurisdiction, Domestic State and Local [Member]
Operating loss carryforwards					$ 20,375,322	$ 17,860,000